Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)
Document Accounting Standard	U.S. GAAP
Assets, Current	$ 229,447,000	$ 194,857,000
Current liabilities, excluding operating lease liabilities	442,701,000
Working capital deficit	213,254,000
Long-term Debt, Current Maturities	307,451,000	374,191,000
Senior Notes	1,101,931,000	1,263,566,000
Restricted Cash and Cash Equivalents, Current	84,260,000	$ 16,303,000
Annual growth factor management fees every second year		3.00%
Amortization of deferred dry dock and special survey costs	11,084,000	$ 10,255,000	$ 11,067,000
Amortization and write-off of deferred financing	8,870,000	7,863,000	8,242,000
Goodwill	160,336,000	160,336,000
Foreign Currency Transaction Gain (Loss), Realized	2,630,000	546,000	(967,000)
Provision for losses on vessels time charter	$ 0	$ 0
Number of Reportable Segments	2	3
Income Tax Expense (Benefit)	$ 4,817,000	$ 2,052,000	1,475,000
Payments of Ordinary Dividends, Common Stock			0
Payments of Ordinary Dividends, Preferred Stock and Preference Stock			$ 0
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Dividend Rate, Percentage	2.00%
Preferred Stock, Convertible, Terms	Five years after the issuance date, 30.0% of the then-outstanding shares of Preferred Stock automatically converted into shares of common stock at a conversion price equal to $10.00 per share of common stock with the remaining balance of the then-outstanding shares of Preferred Stock converted into shares of common stock under the same terms 10 years after their issuance date.
Preferred Stock, Redemption Price Per Share | $ / shares			$ 10
American Depositary Shares Series G [Member]
Preferred Stock, Dividend Rate, Percentage	8.75%
Number of shares | shares	2,000,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 2,500,000
Preferred Stock, Redemption Price Per Share | $ / shares	$ 25
American Depositary Shares Series H [Member]
Preferred Stock, Dividend Rate, Percentage	8.625%
Number of shares | shares	4,800,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 2,500,000
Preferred Stock, Redemption Price Per Share | $ / shares	$ 25
American Depositary Shares Series G and H [Member]
Preferred Stock, Redemption Terms	Each of the shares represents 1/100th of a share of the Series G, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share).
Argentina [Member]
Effective Income Tax Rate Reconciliation, Percent		35.00%
Income Tax Expense (Benefit)	$ 2,112		$ 208
Severance and retirement compensation plan [Member]
Description of defined contribution pension and other postretirement plans	The amount of compensation was based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years’ salary. If the employees remained in the employment of the Company until normal retirement age, they were entitled to retirement compensation equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that would remain with the Company until retirement age was not known.
Defined Benefit Plan, Funded Percentage	40.00%
Dry bulk vessels [Member]
Restricted Cash and Cash Equivalents, Current	$ 84,260,000	$ 16,303,000	736,000
Goodwill	56,240,000	56,240,000	56,240,000
Logistics Business [Member]
Restricted Cash and Cash Equivalents, Current	0	0	0
Goodwill	$ 104,096,000	104,096,000	$ 104,096,000
Navios Holdings [Member] | Trade Names [Member]
Finite lived intangible assets amortization method	straight-line
Finite-Lived Intangible Asset, Useful Life	32 years
Navios Logistics [Member] | Trade Names [Member]
Finite lived intangible assets amortization method			straight-line
Finite-Lived Intangible Asset, Useful Life			10 years
Navios Logistics [Member] | Customer Relationships [Member]
Finite lived intangible assets amortization method	straight-line
Continuing Operations [Member]
Amortization and write-off of deferred financing	$ 8,870,000	7,863,000	$ 7,746,000
Navios Holdings [Member]
Annual growth factor management fees every second year	3.00%
Utilization rate of fleet	99.30%
Vessels [Member]
Scrap rate	$ 340,000
Interest Costs Capitalized	$ 1,062,000	986,000	1,960,000
Dry bulk vessels [Member]
Property, Plant and Equipment, Useful Life	25 years
Two dry bulk vessels held and used [Member] | Navios Holdings [Member]
Impairment loss		52,820,000	84,584,000
Two tanker vessels held and used [Member] | Navios Logistics [Member]
Impairment loss	$ 21,966,000	0	0
Chartered-in vessels [Member]
Impairment loss	0	1,361,000	38,636,000
Retention Accounts [Member]
Restricted Cash and Cash Equivalents, Current	0	684,000
Amounts Held As Security [Member]
Restricted Cash and Cash Equivalents, Current	$ 10,000	10,000
Navios Partners and its subsidiaries [Member]
Economic rights	10.30%
Navios Acquisition and its subsidiaries [Member]
Economic rights	6.90%
Navios Containers and its subsidiaries [Member]
Economic rights	3.90%
Navios Europe I and its subsidiaries [Member]
Economic rights	47.50%
Navios Europe II and its subsidiaries [Member]
Economic rights	47.50%
Minimum [Member] | Ocean-going vessels [Member]
Interval between vessel drydockings / special surveys	30 months
Minimum [Member] | Pushboats and barges [Member]
Interval between vessel drydockings / special surveys	72 months
Minimum [Member] | Affiliate Companies [Member]
Voting rights	20.00%
Maximum [Member] | Ocean-going vessels [Member]
Interval between vessel drydockings / special surveys	60 months
Maximum [Member] | Pushboats and barges [Member]
Interval between vessel drydockings / special surveys	96 months
Maximum [Member] | Affiliate Companies [Member]
Voting rights	50.00%
Navios Logistics [Member]
Ownership percentage of Navios Holdings	63.80%
Impairment Test [Member] | Logistics Business [Member]
Goodwill	$ 104,096,000
U.S. Retirement Savings Plan [Member] | Foreign Plan [Member]
Description of defined contribution pension and other postretirement plans	The Company sponsored a 401(k) retirement savings plan, which was categorized as a defined contribution plan. The plan was available to full time employees who met the plan’s eligibility requirements. The plan permitted employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company made monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company had no further obligations. The Company might make an additional discretionary contribution annually if such a contribution was authorized by the Board of Directors. The plan was administered by an independent professional firm that specialized in providing such services.
Five years after the issuance date [Member] | Convertible Preferred Stock [Member]
Percentage of preferred stock converted	30.00%
Convertible Preferred Stock Share Price | $ / shares	$ 10
After the third anniversary of the issuance date [Member] | Convertible Preferred Stock [Member]
Convertible Preferred Stock Share Price | $ / shares	$ 14
Number of consecutive business days	10
After the third anniversary of the issuance date [Member] | Minimum [Member] | Convertible Preferred Stock [Member]
Share Price | $ / shares	$ 20
At any time following the issuance date and prior to the final conversion date [Member] | Convertible Preferred Stock [Member]
Convertible Preferred Stock Share Price | $ / shares	$ 14
2022 Notes [Member]
Long-term Debt, Current Maturities	$ 164,891,000
Debt Instrument, Interest Rate, Stated Percentage	7.375%
Maturity date	January 2022
Debt Instrument, Repurchased Face Amount	$ 21,356,000	20,782,000	$ 81,235,000
Extinguishment of Debt, Amount	$ 21,356,000
Repayment date	January 2022
Repayments of Debt	$ 455,566,000
Senior Secured 2022 Notes [Member]
Long-term Debt, Current Maturities	$ 105,000,000
Debt Instrument, Interest Rate, Stated Percentage	11.25%
Maturity date	August 2022
Debt Instrument, Repurchased Face Amount	$ 150,000,000
Number of notices of redemption	4
Senior Notes	$ 155,000,000
Notes Payable	$ 130,000,000
Senior Secured 2022 Notes [Member] | First Notice [Member]
Debt Instrument, Repurchased Face Amount							$ 100,000,000
Senior Secured 2022 Notes [Member] | Second Notice [Member]
Debt Instrument, Repurchased Face Amount						$ 20,000,000
Senior Secured 2022 Notes [Member] | Third Notice [Member]
Debt Instrument, Repurchased Face Amount						$ 20,000,000
Senior Secured 2022 Notes [Member] | Fourth Notice [Member]
Debt Instrument, Repurchased Face Amount					$ 10,000,000
Senior Secured 2022 Notes [Member] | Fifth Notice [Member]
Debt Instrument, Repurchased Face Amount				$ 25,000,000
Redemption date	March 30, 2022
NSM I and NSM II [Member]
Proceeds from Lines of Credit	$ 150,000,000
Credit Agricole CIB and BNP Paribas [Member]
Proceeds from Lines of Credit	105,000,000
Hamburg Commercial Bank AG [Member]
Proceeds from Lines of Credit	101,750,000
Sale And Leaseback Agreements $68,000 [Member]
Proceeds from Lines of Credit	77,000,000
Navios Lumen, Navios Stellar and Navios Phoenix [Member]
Restricted Cash and Cash Equivalents, Current	$ 84,250,000
Navios Northern Star and Navios Amitie [Member]
Restricted Cash and Cash Equivalents, Current		$ 15,609,000
NSM [Member] | Management Agreement [Member]
Termination date of agreement	August 29, 2024
NSM [Member] | Chartered-in vessels [Member] | Management Agreement [Member]
Daily management fee	$ 30.00
NSM [Member] | Until August 2021 [Member] | Owned Vessels [Member] | Management Agreement [Member]
Daily management fee	3,700
NSM [Member] | Until August 2022 [Member] | Owned Vessels [Member] | Management Agreement [Member]
Daily management fee	$ 3,800
NSM [Member] | After two years [Member] | Vessels Owned [Member] | Management Agreement [Member]
Rate of annual increase in management fees	3.00%